BEARGUARD FUNDS, INC.

                                     [LOGO]
                               INSTITUTIONAL CLASS
                                 INVESTOR CLASS



                                  ANNUAL REPORT

                                OCTOBER 31, 2000

                              BEARGUARD FUNDS, INC.



Dear Shareholder:

         On December 28, 2000, the Board of Directors made the difficult decision to liquidate and dissolve the Bearguard Fund (the "Fund"), subject to approval by the shareholders. After reviewing several options with management, the Board of Directors has concluded that the growth in assets of the Fund was not sufficient to continue to offer competitive performance and high quality service to shareholders over the long term.

         In 2001 you will be receiving a notice of a Special Meeting of Shareholders of the Bearguard Fund, along with a proxy statement and proxy card. You will be asked to consider and approve a Plan of Liquidation and Dissolution which would result in the proceeds from your shares of the Fund being distributed to you. The adviser, Skye Investment Advisors, will pay all the costs associated with the Fund's liquidation.

         In light of the proposed liquidation and dissolution of the Fund, no additional investments will be accepted after January 5, 2001, with certain very limited exceptions. A supplement, dated January 4, 2001, to the Fund's Prospectus, dated October 28, 1999, is enclosed.

         Thank you for the confidence you have demonstrated in the Bearguard Fund. All of us at Skye Investment Advisors wish to thank you for being fellow shareholders in the Fund. It has been both our pleasure and our privilege to have you as clients.

                                                          Sincerely,



                                                          Paul L. McEntire

                              BEARGUARD FUNDS, INC.

Bearguard Fund - Institutional Class Value of $10,000 Investment
[PLOT POINTS CHART]
         Bearguard Institutional Class     S&P 500 Index     NASDAQ 100 Index
10/29/99       $ 10,000.00                  $ 10,000.00       $ 10,000.00
Nov-99         $ 9,850.00                   $ 10,204.46       $ 11,248.45
Dec-99         $ 8,910.31                   $ 10,804.21       $ 14,058.45
Jan-00         $ 9,140.20                   $ 10,261.38       $ 13,536.05
Feb-00         $ 8,710.61                   $ 10,067.12       $ 16,178.35
Mar-00         $ 8,720.19                   $ 11,052.00       $ 16,674.67
Apr-00         $ 9,440.48                   $ 10,719.50       $ 14,306.24
May-00         $ 10,210.82                  $ 10,499.56       $ 12,603.45
Jun-00         $ 8,810.92                   $ 10,758.39       $ 14,270.64
Jul-00         $ 9,160.71                   $ 10,590.19       $ 13,685.07
Aug-00         $ 8,390.29                   $ 11,247.98       $ 15,460.43
Sep-00         $ 9,270.44                   $ 10,654.15       $ 13,538.19
Oct-00         $ 9,850.76                   $ 10,609.11       $ 12,445.05

Bearguard Fund - Investor Class Value of $10,000 Investment
[PLOT POINTS CHART]
           Bearguard Investor Class     S&P 500 Index     NASDAQ 100 Index
10/29/99       $ 10,000.00              $ 10,000.00       $ 10,000.00
Nov-99         $ 9,850.00               $ 10,204.46       $ 11,248.45
Dec-99         $ 8,900.46               $ 10,804.21       $ 14,058.45
Jan-00         $ 9,130.09               $ 10,261.38       $ 13,536.05
Feb-00         $ 8,700.06               $ 10,067.12       $ 16,178.35
Mar-00         $ 8,709.63               $ 11,052.00       $ 16,674.67
Apr-00         $ 9,429.92               $ 10,719.50       $ 14,306.24
May-00         $ 10,200.35              $ 10,499.56       $ 12,603.45
Jun-00         $ 8,790.66               $ 10,758.39       $ 14,270.64
Jul-00         $ 9,151.08               $ 10,590.19       $ 13,685.07
Aug-00         $ 8,371.40               $ 11,247.98       $ 15,460.43
Sep-00         $ 9,251.24               $ 10,654.15       $ 13,538.19
Oct-00         $ 9,831.29               $ 10,609.11       $ 12,445.05

Average Annual Returns
November 1, 1999(1) through October 31, 2000     One Year       Since Inception

Bearguard Fund - Institutional Class               -1.50%            -1.50%
Bearguard Fund - Investor Class                    -1.70%            -1.70%
S&P 500 Index                                       6.09%             6.09%
NASDAQ 100 Index                                   24.45%            24.45%

(1) Commencement of operations.
Past performance is not predictive of future performance.

                              BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                             Schedule of Investments
                                October 31, 2000
Principal
 Amount            U.S. TREASURY BILLS - 101.2%*                    Value
$  91,000           5.14%, Maturing 11/09/2000 **               $   90,883
   77,000           5.38%, Maturing 11/16/2000 **                   76,815
1,195,000           5.65%, Maturing 11/24/2000 **                1,190,495
                                                                ----------
                        TOTAL INVESTMENTS (Cost $1,358,193)     $1,358,193
                                                                ==========

   * Calculated as a percentage of net assets
  ** All or a portion of the securities have been committed as collateral for open short positions.

                      See notes to the financial statements

                              BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                        Schedule of Securities Sold Short
                                October 31, 2000

   Shares          Security Description                          Value
   1,100           Amazon.com, Inc.                            $ 40,287
     250           Amgen Inc.                                    14,484
     200           Applied Micro Circuits Corporation            15,287
     400           Art Technology Group, Inc.                    25,100
     700           Autodesk, Inc.                                15,444
   1,800           Bergen Brunswig Corporation - Class A         16,312
      50           Broadcom Corporation - Class A                11,119
     650           BroadVision, Inc.                             19,337
     100           Brocade Communications Systems, Inc.          22,737
     100           CIENA Corporation                             10,512
     550           Cintas Corporation                            25,506
     400           Clear Channel Communications, Inc.            24,025
     750           Compaq Computer Corporation                   22,807
   8,500           CopyTele, Inc.                                 8,766
   5,500           Drugstore.com, Inc.                           14,437
   2,600           EarthWeb Inc.                                 32,825
     200           eBay Inc.                                     10,300
     500           Edison Schools Inc.                           13,719
      50           Emulex Corporation                             7,344
   4,600           eToys Inc.                                    17,250
     700           Exodus Communications, Inc.                   23,494
   1,100           GSI Lumonics Inc.                             13,887
     246           Gemstar - TV Guide International, Inc.        16,852
     390           Glaxo Wellcome plc - ADR                      22,693
     100           The Goldman Sachs Group, Inc.                  9,981
     450           The Home Depot, Inc.                          19,350
     550           IDT Corporation                               19,663
   1,950           IMC Global, Inc.                              25,228
     475           Infinity Broadcasting Corporation - Class A   15,794
   1,065           InfoSpace, Inc.                               21,433
     390           International Speedway Corporation - Class A  12,529
     150           Internet Security Systems, Inc.               13,238
   3,200           iVillage, Inc.                                 7,600
     700           Kana Communications, Inc.                     16,450
     400           Kohl's Corporation                            21,675
     500           Lamar Advertising Company                     24,000
   1,100           Manor Care, Inc.                              18,356
     250           Microvision, Inc.                              8,516
     450           MicroStrategy Incorporated                    10,772
      50           Micromuse Inc.                                 8,484
     200           Morgan Stanley Dean Witter & Co.              16,063
     400           Mylan Laboratories Inc.                       11,200

                      See notes to the financial statements

                              BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                        Schedule of Securities Sold Short
                                October 31, 2000

   Shares          Security Description                          Value
      50           Net.B@nk, Inc.                               $   434
   1,000           Net2Phone, Inc.                               18,563
   2,050           Netcentives Inc.                              14,606
     400           Nextel Communications, Inc. - Class A         15,375
     700           Pacific Sunwear of California, Inc.           14,350
   1,150           Peregrine Systems, Inc.                       27,600
   1,050           Power Integrations, Inc.                      14,109
   2,800           Priceline.com Incorporated                    16,100
   1,000           Quintiles Transnational Corp.                 13,938
     300           Rambus Inc.                                   13,481
   4,500           Razorfish, Inc. - Class A                     20,250
   1,550           Red Hat, Inc.                                 19,375
     100           Redback Networks Inc.                         10,644
      50           SDL, Inc.                                     12,963
     400           Sapient Corporation                           14,225
     500           Sotheby's Holdings, Inc.                      13,594
   2,000           SportsLine.com, Inc.                          17,125
   3,000           StarMedia Network, Inc.                       18,375
     200           Sycamore Networks, Inc.                       12,650
   3,200           Tenneco Automotive Inc.                       13,800
     300           TIBCO Software Inc.                           18,900
     300           TriQuint Semiconductor, Inc.                  11,494
     450           US Airways Group, Inc.                        16,988
     100           VeriSign, Inc.                                13,200
     900           VerticalNet, Inc.                             25,102
     450           Vignette Corporation                          13,416
     700           VISX, Incorporated                            15,006
     300           Vodafone Group PLC - ADR                      12,769
     850           Waste Management, Inc.                        17,000
                                                              ---------
 TOTAL SECURITIES SOLD SHORT (Proceeds $1,152,588)          $ 1,170,288
                                                            ===========

ADR - American Depository Receipt

                      See notes to the financial statements

                              BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                       Statement of Assets and Liabilities
                                October 31, 2000

ASSETS:
  Investments, at value (cost $1,358,193)                        $ 1,358,193
  Receivable from broker for proceeds on securities sold short     1,152,613
  Interest receivable                                                 24,701
  Receivable from Adviser                                             15,813
  Other assets                                                        17,201
                                                                      ------
     Total assets                                                  2,568,521
                                                                   =========
LIABILITIES:
  Bank overdraft                                                      14,389
  Securities sold short, at value (proceeds of $1,152,588)         1,170,288
  Dividends payable on short positions                                    25
  Accrued expenses and other liabilities                              42,271
                                                                      ------
           Total liabilities                                       1,226,973
                                                                   ---------
NET ASSETS                                                       $ 1,341,548
                                                                 ===========

NET ASSETS CONSIST OF:
  Capital stock                                                  $ 1,328,081
  Accumulated undistributed net
     investment income                                                68,923
  Accumulated net realized loss
     on investments sold                                             (37,756)
  Net unrealized depreciation
     on short positions                                              (17,700)
                                                                     -------
       NET ASSETS                                                $ 1,341,548
                                                                 ===========

INSTITUTIONAL CLASS
  Net Assets                                                       $ 869,917
  Shares outstanding
    (50,000,000 shares of $0.01 par value authorized)                 88,341
                                                                      ------
  Net asset value, offering and
     redemption price per share                                       $ 9.85
                                                                      ======

INVESTOR CLASS
  Net Assets                                                       $ 471,631
  Shares outstanding
    (50,000,000 shares of $0.01 par value authorized)                 47,984
                                                                      ------
  Net asset value, offering and
     redemption price per share                                       $ 9.83
                                                                      ======

                      See notes to the financial statements

                                BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                              Statement of Operations
                       November 1, 1999 (1) to October 31, 2000
INVESTMENT INCOME:
      Interest income                                            $ 102,146
                                                                   -------
      Total investment income                                      102,146
                                                                   -------

EXPENSES:
      Investment advisory fee                                       14,665
      Administration fee                                            55,682
      Shareholder servicing and accounting costs                    75,468
      Custody fees                                                   3,425
      Federal and state registration                                35,610
      Professional fees                                             27,557
      Reports to shareholders                                        2,255
      Directors' fees and expenses                                   3,038
      Other                                                         17,488
      Distribution expense - Investor Class shares                     200
                                                                       ---
      Total operating expenses before expense reimbursement
        and dividends on short positions                           235,388
      Less: Fee waivers from Firstar Mutual Fund Services, LLC     (37,415)
      Less: Expense reimbursement from Adviser                    (168,387)
      Dividends on short positions
       (net of foreign taxes withheld of $56)                        3,755
                                                                     -----
      Total expenses                                                33,341
                                                                    ------

NET INVESTMENT INCOME                                               68,805
                                                                    ------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
      Realized loss on:
         Long transactions                                            (564)
         Short transactions                                        (37,192)
                                                                   -------
         Net realized loss                                         (37,756)
      Change in unrealized appreciation
         (depreciation) on short positions                         (17,700)
                                                                   -------

      Net realized and unrealized loss on investments              (55,456)
                                                                   -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 13,349
                                                                  ========

(1)   Commencement of operations.

                      See notes to the financial statements

                               BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                       Statement of Changes in Net Assets

                                                            November 1, 1999 (1)
                                                                 through
                                                            October 31, 2000
                                                            ----------------
OPERATIONS:
      Net investment income                                     $ 68,805
      Net realized loss on:
         Long transactions                                          (564)
         Short transactions                                      (37,192)
      Change in unrealized appreciation
         (depreciation) on short positions                       (17,700)
                                                                  ------
      Net increase in net assets resulting from operations        13,349
                                                                  ======

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                3,695,287
      Cost of shares redeemed                                 (2,467,088)
                                                               ---------
      Net increase in net assets resulting from
        capital share transactions                             1,228,199
                                                               ---------


TOTAL INCREASE IN NET ASSETS                                   1,241,548

NET ASSETS:
      Beginning of period                                        100,000
                                                                 -------
      End of period
      (including undistributed net investment
       income of $68,923)                                    $ 1,341,548
                                                              ===========


(1)   Commencement of operations.

                      See notes to the financial statements

                              BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                              Financial Highlights

                                      Institutional Class     Investor Class
                                      November 1, 1999 (1)  November 1, 1999 (1)
                                            through              through
                                       October 31, 2000      October 31, 2000

Per Share Data:
Net asset value, beginning of period      $ 10.00                $ 10.00
Income from investment operations:
  Net investment income (2)                  0.54 (3)               0.52 (3)
  Net realized and unrealized
    (losses) on investments                 (0.69)                 (0.69)
                                            -----                  -----
      Total from investment operations      (0.15)                 (0.17)
                                            -----                  -----
Net asset value, end of period             $ 9.85                 $ 9.83
                                           ======                 ======

Total return                               -1.50%                  -1.70%
Supplemental data and ratios:
  Net assets, end of period              $ 869,917              $ 471,631
  Ratio of operating expenses
    to average net assets (4) (5)           2.50%                   2.57%
  Ratio of dividends on short positions
    to average net assets                   0.32%                   0.32%
  Ratio of net investment income
    to average net assets (5)               5.88%                   5.81%
  Potfolio turnover rate (6)                   0%                      0%


(1)   Commencement of operations.
(2) Net investment income before dividends on short positions for the Institutional and Investor Class shares for the period ended October 31, 2000 was $0.57 and $0.55, respectively.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4) The operating expense ratio excludes dividends on short positions. The ratio including dividends on short positions for the period ended October 31, 2000 was 2.82% for the Institutional Class and 2.89% for the Investor Class.
(5) Without expense waivers and reimbursements for the period ended October 31 , 2000, of $153,710 for the Institutional Class and $52,092 for the Investor Class, the ratio of operating expense to average net assets would have been 20.05% for the Institutional Class and 20.12% for the Investor Class and the ratio of net investment income to average net assets would have been (11.67%) and (11.74%), respectively.
(6) The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

                             BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                          Notes to Financial Statements
                                October 31, 2000

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Bearguard Funds, Inc. (the "Corporation") was incorporated on April 8, 1999 , as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act").
The Corporation currently consists of one diversified series: the Bearguard Fund (the "Fund").

The investment objective of the Fund is to seek capital appreciation. The Fund attempts to achieve its goal by engaging in short sales of securities that the Adviser believes will decrease in value. The Fund will primarily engage in short sales of mid- to large-cap domestic common stocks. The Fund also invests in U.S. government and investment grade corporate notes, bonds and other investment grade money market instruments to collateralize its short positions.

The Fund has issued two classes of shares: Institutional Class and Investor Class. The Institutional Class is not subject to a distribution and service (12b-1) fee, while the Investor Class is subject to a distribution and service (12b-1) fee up to 0.25%.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation - Common stocks and securities sold short that are listed on a security exchange or quoted on the NASDAQ are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Short-term instruments(those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Short Positions - For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position.

c) Collateral on Short Sales - As collateral for short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short. All collateral is required to be adjusted daily. U.S. Treasury Bills in the amount of $1,358,193 have been committed as collateral for securities sold short as of October 31, 2000.

                              BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                          Notes to Financial Statements
                                October 31, 2000

d) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

e) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid being liable for federal excise taxes.

f) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

g) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Investment income includes $38,191 of interest earned on receivables from brokers for proceeds on securities sold short. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

2.       CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                       Period Ended
                                     October 31, 2000
                                     ----------------
Institutional Class                 $          Shares

Shares sold                   $  1,472,360      156,419
Shares redeemed                   (656,357)     (73,078)
                                  --------      -------

Net Increase                  $    816,003      83,341
Shares Outstanding:
Beginning of period                              5,000
                                                -------
  End of period                                 88,341
                                                ======


                                       Period Ended
                                     October 31, 2000
                                     ----------------
Institutional Class                 $          Shares

Shares sold                   $  2,222,927      240,847
Shares redeemed                 (1,810,731)    (197,863)
                                  --------      -------

Net Increase                  $    412,196      42,984
                              ============
Shares Outstanding:
Beginning of period                              5,000
                                                -------
  End of period                                 47,984
                                                ======

                             BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                          Notes to Financial Statements
                                October 31, 2000


3.        INVESTMENT TRANSACTIONS

The Fund did not make any purchases or sales of investments, other than short-term investments and short positions, for the period ended October 31, 2000.

At  October  31,  2000,  gross  unrealized   appreciation  and  depreciation  of
investments for tax purposes was as follows:
         Appreciation                                         $    -
         (Depreciation)                                         (23)
                                                                ----
         Net unrealized depreciation on investments           $ (23)
                                                                ====

At October 31, 2000, the cost of investments, excluding short positions, for federal income tax purposes was $1,358,216.

4.        INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Skye Investment Advisors LLC (the "Adviser"). Pursuant to its advisory agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% as applied to the Fund's daily net assets. Certain officers of the Adviser are also officers of the Fund. For the fiscal period ending October 31, 2000, the Adviser agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes, short dividends and extraordinary expenses) to the extent necessary to ensure that the Fund's total operating expenses do not exceed 2.50% of the average net assets of the Institutional Class and 2.75% of the average net assets of the Investor Class. During the period ended October 31, 2000, the Adviser reimbursed the Fund $168,387.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund. The Fund has entered into a Fee Waiver/Reduction Agreement dated June 1, 2000. Firstar Mutual Fund Services, LLC agreed to waive the standard minimum fee payable by the Fund under the Transfer Agent Servicing Agreement, the Fund Accounting Servicing Agreement and the Fund Administration Servicing Agreement for the period June 1, 2000 to October 31, 2000. During the period ended October 31, 2000, the total fees waived pursuant to the Fee Waiver/Reduction Agreement was $37,415. Rafferty Capital Markets, Inc. (the "Distributor"), is the sole distributor of the Investor Class shares pursuant to a Distribution Agreement with the Fund.

5.        DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Fund has adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Fund to reimburse the Distributor for a portion of the costs incurred in distributing the Fund's Investor Class shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Fund's Investor Class shares. The Fund incurred $200 for the Investor Class shares pursuant to the Plan for the period ended October 31, 2000.

6.       SUBSEQUENT EVENT

On January 3, 2001, the Board of Directors made the difficult decision to liquidate and dissolve the Fund, subject to approval by the shareholders. In light of the proposed liquidation and dissolution of the Fund, no additional investments will be accepted after January 5, 2001, with certain very limited exceptions.

                        Report of Independent Accountants




To the Shareholders and Board of Directors of the Bearguard Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments and of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bearguard Fund (constituting the Bearguard Funds, Inc. and hereafter referred to as the "Fund") at October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period November 1, 1999 (commencement of operations) through October 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

As explained in Note 6, on January 3, 2001, the Board of Directors voted to liquidate and dissolve the Fund, subject to approval by shareholders.



PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
January 3, 2001

--------------------------------------------------------------------------------
                              BEARGUARD FUNDS, INC.
                                BEARGUARD * FUND
                                  P.O. BOX 701
                         MILWAUKEE, WISCONSIN 53201-0701
                                 1-888-288-2880
                              WWW.BEARGUARDFUND.COM
--------------------------------------------------------------------------------

BOARD OF DIRECTORS                      CUSTODIAN

Paul L. McEntire, CHAIRMAN              Firstar Bank, N.A.
                                        425 Walnut Street
Robert E. Larson                        Cincinnati, OH 45202
                                        ----------------------------------------
Robert W. Lishman, Jr.
                                        LEGAL COUNSEL
Thomas M. Cover
                                        Godfrey & Kahn, S.C.
Charles D. Feinstein                    780 North Water Street
                                        Milwaukee, Wisconsin 53202
David G. Luenberger                     ----------------------------------------

Edward C. Murphy                        INDEPENDENT AUDITORS
------------------------------------
                                        PricewaterhouseCoopers LLP
INVESTMENT ADVISER                      100 East Wisconsin Avenue, Suite 1500
                                        Milwaukee, Wisconsin  53202
Skye Investment Advisors LLC            ----------------------------------------
985 University Avenue, Suite 26
Los Gatos, California 95032             DISTRIBUTOR
------------------------------------
                                        Rafferty Capital Markets, Inc.
ADMINISTRATOR, TRANSFER AGENT           1311 Mamaroneck Avenue
AND DIVIDEND -                          White Plains, New York 10605
DISBURSING AGENT                        ----------------------------------------

Firstar Mutual Fund Services, LLC This report has been prepared for P.O. Box 701 shareholders and may be distributed to 615 East Michigan Street others only if preceded or accompanied Milwaukee, WI 53202 by a current prospectus.